UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21184

BlackRock Florida Municipal 2020 Term Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal 2020 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2007

BlackRock Florida Municipal 2020 Term Trust (BFO)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—143.0%
		Florida—125.3%
$ 10		Brandy Creek Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.40%, 5/01/09	No Opt. Call	$10,014
6,150		Brd. of Ed., Sch Impvts. Misc. GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,529,824
1,095		City of Deltona, Mult. Util. Impvts. RB, 5.00%, 10/01/23, MBIA	10/13 @ 100	1,157,798
1,000		City of Lakeland, Wtr. RB, 5.00%, 10/01/27	10/12 @ 100	1,039,940
		City of Marco Island, Wtr. Util. Impvts. Wtr. RB,
2,000		5.00%, 10/01/22, MBIA	10/13 @ 100	2,114,700
1,375		5.00%, 10/01/23, MBIA	10/13 @ 100	1,453,856
1,000		5.25%, 10/01/21, MBIA	10/13 @ 100	1,078,670
		City of Palm Coast, Wtr. Util. Impvts. Wtr. RB,
1,770		5.00%, 10/01/22, MBIA	10/13 @ 100	1,871,510
1,485		5.00%, 10/01/23, MBIA	10/13 @ 100	1,570,165
1,500		5.00%, 10/01/24, MBIA	10/13 @ 100	1,586,025
4,000		Cnty. of Escambia, Misc. RB, Intl. Paper Co. Proj., 5.75%, 11/01/27, AMT	11/13 @ 100	4,249,320
		Cnty. of Miami-Dade,
5,365		Misc. Taxes RB, Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	2,849,352
10,000		Misc. Taxes RB, Ser. A, Zero Coupon, 10/01/20, MBIA	04/08 @ 52.398	5,020,000
7,560		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,913,663
2,760		Cnty. of Polk, Wtr. Util. Impvts. Wtr. RB, 5.00%, 10/01/23, FGIC	10/13 @ 100	2,918,286
4,665		Crossings at Fleming Island Cmnty. Dev. Dist., Swr. Impvts. RB, 6.75%, 10/01/25	10/09 @ 102	4,891,113
566		Escambia Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, 5.95%,
		7/01/20, AMBAC	No Opt. Call	586,878
1,955		Hillsborough Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%,
		10/01/23	10/12 @ 100	2,066,904
1,000		Hillsborough Cnty. Sch. Brd., Sch. Impvts. Lease Approp. COP, 5.00%, 7/01/27, MBIA	07/13 @ 100	1,041,300
1,500		Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Shell Point/Alliance Cmnty.
		Proj., 5.00%, 11/15/22	05/17 @ 100	1,541,940
3,000		Lee Cnty., Trans. RB, Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,197,250
2,500		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med.
		Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,835,350
4,695		Miami-Dade Cnty. Edl. Facs. Auth., Univ. & Coll. RB, Miami Univ. Proj., Ser. A, 5.00%,
		4/01/24, AMBAC	04/14 @ 100	4,944,117
4,000		Mun. Loan Council, Pub. Impvts. RB, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	2,306,320
3,595		Northern Palm Beach Cnty. Impvt. Dist., Wtr. Util. Spl. Assmt. RB, Wtr. Ctrl. & Impvt.
		Unit Dev. 43 Proj., 6.10%, 8/01/21	08/11 @ 101	3,776,188
4,450	[2]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist Hlth.
		Sys. Proj., 5.625%, 11/15/12	N/A	4,903,143
6,500		Palm Beach Cnty. Sch. Brd., Lease Renewal COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,723,925
4,615		Sterling Hill Cmnty. Dev. Dist., Refdg. Notes SA, Ser. A, 6.10%, 5/01/23	05/13 @ 101	4,937,542
2,590		Stevens Plantation Impvt. Proj. Dependent Spl. Dist., Pub. Impvts. Misc. RB, 6.375%,
		5/01/13	No Opt. Call	2,682,852
1,205		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC Proj., 6.80%,
		10/01/32, AMT	10/09 @ 100	1,248,838
		Tohopekaliga Wtr. Auth.,
3,630		Wtr. RB, Ser. A, 5.00%, 10/01/21, FSA	10/13 @ 100	3,865,696
3,810		Wtr. RB, Ser. A, 5.00%, 10/01/22, FSA	10/13 @ 100	4,028,503
2,000		Wtr. RB, Ser. A, 5.00%, 10/01/23, FSA	10/13 @ 100	2,114,700
1,975		Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 10/01/22, FSA	10/13 @ 100	2,088,266
1,180		Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,247,673
1,555		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	1,655,577
		Vlg. Ctr. Cmnty. Dev. Dist.,
2,000		Recreational Fac. Impvts. RB, Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,115,380
5,000		Wtr. Util. Impvts. Wtr. RB, 5.25%, 10/01/23, MBIA	10/13 @ 101	5,390,450
				105,553,028
		Puerto Rico—15.9%
		Children's Trust Fund, Tobacco Settlement Funded RB,
2,015		5.50%, 5/15/39	05/12 @ 100	2,115,609
6,900		5.625%, 5/15/43	05/12 @ 100	7,283,640
3,740	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	N/A	4,038,826
				13,438,075

1

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		U.S. Virgin Islands—1.8%
$ 1,500		Pub. Fin. Auth., Swr. Impvts. RB, Hovensa LLC Proj., 4.70%, 7/01/22	01/15 @ 100	$1,504,155
		Total Long-Term Investments (cost $114,614,886)		120,495,258
		SHORT-TERM INVESTMENTS—14.6%
		Florida—14.6%
		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
3,400	[3]	Daughters of Charity Proj., 3.75%, 4/02/07, MBIA, FRDD	N/A	3,400,000
2,900	[3]	Ser. C, 3.75%, 4/02/07, FRDD	N/A	2,900,000
1,000	[3]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Orlando Regl.
		Healthcare Proj., 3.80%, 4/02/07, FGIC, FRDD	N/A	1,000,000
4,400	[3]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, All Children's Hosp.
		Proj., 3.80%, 4/02/07, AMBAC, FRDD	N/A	4,400,452
600	[3]	Sunshine St. Govt'l. Fing Comm., Pub. Impvts. Misc. RB, 3.80%, 4/02/07, AMBAC,
		FRDD	N/A	600,000
		Total Short-Term Investments (cost $12,300,452)		12,300,452
		Total Investments —157.6% (cost $126,915,3384)		$132,795,710
		Other assets in excess of liabilities —0.5%		386,069
		Preferred shares at redemption value, including dividends payable —(58.1)%		(48,928,535)
		Net Assets Applicable to Common Shareholders—100%		$84,253,244

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2007.

[4]

Cost for federal income tax purposes is $126,883,434. The net unrealized appreciation on a tax basis is $5,912,276, consisting of $5,935,755 gross unrealized appreciation and $23,479 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
AMT	— Subject to Alternative Minimum Tax	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FRDD	— Floating Rate Daily Demand	SA	— Special Assessment

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock Florida Municipal 2020 Term Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007